Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenue by geographic region
	2022	2021
United States	$37,412,270	$9,188,396
Canada	502,221	130,009
Other	1,469,793	147,958
	$39,384,284	$9,466,363

Schedule of long-lived assets
	2022	2021
United States	$8,401,351	$927,322
Canada	442,881	359,527
	$8,844,232	$1,286,849